Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
C000011224 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 16,280.64	$ 16,280.64	$ 16,280.64	$ 14,297.34	$ 12,834.77	$ 13,830.16	$ 12,168.24	$ 11,144.82	$ 10,140.95	$ 11,330.72	$ 8,836.47	$ 9,266.94	$ 9,425
Average Annual Return, Percent	7.34%	6.60%	4.99%
C000011224 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	13.87%	7.87%	5.62%
C000011226 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Account Value	$ 15,915.37	$ 15,915.37	$ 15,915.37	14,078.6	12,737.08	13,825.08	12,256.8	11,314.99	10,387.3	11,699.91	9,206.19	9,742.25	10,000
Average Annual Return, Percent	12.05%	7.06%	4.76%
C000011226 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	13.05%	7.06%	4.76%
C000201060 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K
Account Value	$ 8,720,499.16	$ 8,720,499.16	$ 8,720,499.16	7,631,580.57	6,820,475.45	7,336,034.01	6,454,495.03	5,911,636.31	5,379,134	6,010,241.9	4,687,205.56	4,915,542.06	5,000,000
Average Annual Return, Percent	14.27%	8.09%	5.72%
C000011223 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 9,000,604.18	$ 9,000,604.18	$ 9,000,604.18	7,874,205.82	7,037,665.77	7,549,826.52	6,611,811.81	6,027,968.2	5,461,670.53	6,078,907.61	4,721,182.64	4,935,405.9	5,000,000
Average Annual Return, Percent	14.31%	8.35%	6.06%
MSCI ACWI Ex USA Net Total Return USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Net Total Return USD Index
Account Value	$ 15,714.09577	$ 15,714.09577	$ 15,714.09577	13,902.29484	12,723.82585	14,438.05213	13,228.72568	12,078.39266	10,862.24194	11,822.04371	9,265.418052	9,268.211052	10,000
Average Annual Return, Percent	13.03%	5.40%	4.62%
MSCI EAFE Net Total Return USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Total Return USD Index
Account Value	$ 16,396.28125	$ 16,396.28125	$ 16,396.28125	$ 14,654.7623	$ 13,042.31456	$ 14,514.60792	$ 13,103.94934	$ 12,318.78158	$ 10,956.13335	$ 11,900.74553	$ 9,351.006471	$ 9,705.767718	$ 10,000
Average Annual Return, Percent	11.88%	5.89%	5.07%